CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ 30,300,971	$ 27,090,243	$ (34,436,576)	$ (65,402,000)	$ (50,325,820)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,566,344	3,538,866	4,785,778	4,377,731	4,733,389
Stock-based compensation	1,214,140	1,535,662	1,956,009	2,286,349	1,329,616
Bad debt expense	(86,688)	125,781	199,387	133,742	88,336
Change in fair value of warrants	(1,470,153)	1,592,955	883,573	(178,668)	(817,618)
Change in fair value of embedded derivative	0	4,323,770	4,323,770	0	0
Loss on extinguishment of convertible note	202,723	102,972	102,972	0	0
Changes in assets and liabilities:
Receivables, net	(1,811,520)	1,706,033	552,137	(163,266)	694,073
Prepaid and other current assets	(4,257,624)	822,690	1,020,918	1,069,382	535,799
Inventories	2,551,119	179,995	77,901	284,894	(4,101,540)
Deferred revenue	230,638	400,678	117,497	897,512	795,626
Accrued expenses	1,052,121	681,504	453,575	(784,360)	2,076,928
Other current liabilities	909,832	(1,293,469)	2,547,651	6,011,974	3,719,280
Accounts payable	4,961,241	(5,314,709)	(7,517,867)	5,388,131	1,009,704
Long-term liabilities	(417,215)	614,828	836,791	198,017	(2,913,561)
Net cash used in operating activities	(27,095,675)	(17,110,361)	(24,096,484)	(45,880,562)	(43,175,788)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(682,861)	(1,882,610)	(1,536,631)	(3,860,060)	(4,300,645)
Other investing activities	13,378	23,124	308,331	(18,916)	36,465
Net cash used in investing activities	(669,483)	(1,859,486)	(1,228,300)	(3,878,976)	(4,264,180)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on finance lease obligations	(56,264)	(53,279)	(72,130)	(3,048,052)	(3,325,148)
Proceeds from options exercise	331,373	45,242	71,758	102,320	85,891
Proceeds from sale of preferred stock	0	30,000,000	30,000,000	10,000,000	65,000,025
Proceeds from convertible note issuance	0	8,217,304	8,217,304	0	21,983,907
Preferred stock issuance costs	0	(715,840)	(719,033)	(21,308)	(2,342,406)
Repayment of borrowings	(7,702,723)	(7,520,000)	(7,520,000)	(980,000)	0
Proceeds from borrowing	43,800,226	12,500,000	12,500,000	0	0
Net cash provided by financing activities	35,702,935	42,473,427	42,477,899	6,052,960	81,402,269
Total change in cash, cash equivalents and restricted cash	7,937,777	23,503,580	17,153,115	(43,706,578)	33,962,301
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF PERIOD	30,043,046	12,889,931	12,889,931	56,596,509	22,634,208
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	37,980,823	36,393,511	30,043,046	12,889,931	56,596,509
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the year for: Cash paid for taxes	16,728	8,188	8,284	10,292	11,500
Cash paid during the year for : Cash paid for interest	280,990	318,954	404,411	301,155	604,027
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITES:
Conversion of convertible promissory note to preferred stock	$ 0	$ 12,644,170	$ 12,644,170	$ 0	$ 46,983,907